Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income taxes
Schedule of deferred income tax assets and liabilities

	December 31, 2018	December 31, 2017
Taxes losses carryforward	4,882	4,471
Temporary differences:
Employee post retirement obligations	674	684
Provision for litigation	409	457
Timing differences arising on assets	1,253	1,268
Fair value of financial instruments	538	549
Allocated goodwill	(2,328)	(2,433)
Others	(52)	(77)
	494	448
Total	5,376	4,919
Assets	6,908	6,638
Liabilities	(1,532)	(1,719)
	5,376	4,919

Schedule of changes in deferred tax

	Assets	Liabilities	Deferred taxes, net
Balance at December 31, 2016	7,343	1,700	5,643
Utilization of taxes losses carryforward	(2,143)	—	(2,143)
Timing differences arising on assets	103	—	103
Fair value of financial instruments	388	—	388
Allocated goodwill	—	(109)	109
Others	897		897
Effect in income statement	(755)	(109)	(646)
Transfers between asset and liabilities	40	40	—
Translation adjustment	(24)	75	(99)
Other comprehensive income	(68)	13	(81)
Effect of discontinued operations
Effect in income statement	102	—	102
Balance at December 31, 2017	6,638	1,719	4,919
Taxes losses carryforward	665	—	665
Timing differences arising on assets	152	—	152
Fair value of financial instruments	147	—	147
Allocated goodwill	—	(37)	37
Others	(77)	—	(77)

Effect in income statement	887	(37)	924
Transfers between asset and liabilities	(70)	(70)	—
Translation adjustment	(673)	(102)	(571)
Other comprehensive income	123	22	101

Effect of discontinued operations
Effect in income statement	14	—	14
Transfer to net assets held for sale	(11)	—	(11)
Balance at December 31, 2018	6,908	1,532	5,376

Schedule of amount presented as income taxes in the income statement reconciled to the rate established by law

	Year ended December 31
	2018	2017	2016
Income before income taxes	6,816	7,829	7,984
Income taxes at statutory rates ‐ 34%	(2,317)	(2,662)	(2,715)
Adjustments that affect the basis of taxes:
Income tax benefit from interest on stockholders' equity	873	728	87
Tax incentives	576	372	344
Equity results	104	35	107
Additions (reversals) of tax loss carryforward (i)	1,510	99	(273)
Unrecognized tax losses of the year	(458)	(432)	(708)
Nondeductible effect of impairment	(24)	(43)	(97)
Others	(92)	408	474
Income taxes	172	(1,495)	(2,781)

(i)    In 2018, the Company recognized tax loss carryforward from tax losses of subsidiary abroad.